PLANT AND EQUIPMENT (Details - Plant and Equipment) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Less: accumulated depreciation	$ (159)	$ (64)
Plant and equipment, net	798	898
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Plant and equipment, gross	$ 957	$ 962